Basis of Preparation (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Summary of Balances Reclassified to Reflect the Change in Presentation
Provisions that were previously included in other current liabilities and other non-current
liabilities are separately presented as at March 31, 2021 as the amount have become significant. The balances as of March 31, 2020 were reclassified to reflect this change in presentation as follows.

	Yen in millions
	As of March 31, 2020
	As previously reported	As reclassified
Current liabilities
Provisions	—	92
Other current liabilities	6,911	6,819
Non-current liabilities
Provisions	—	113
Other non-current liabilities	1,985	1,872